Statement of Earnings - Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	55	100
E Ordinary shares	27	50
Ordinary shares - diluted	21	68
E Ordinary shares - diluted	11	47

Weighted average number of shares used in computation
Ordinary shares	385,461,783	384,276,242
Ordinary shares - diluted	404,812,265	418,771,725
E Ordinary shares - basic and diluted	1,613,092	2,569,675

Dividend declared per ordinary share (cents)	5	26
Dividend declared per E ordinary share (cents)	3	13